Employee benefit liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of employee benefit liabilities

	As at 31 March 2021	As at 31 March 2020
Non-current
Provision for gratuity (refer note 40)	143	103

Tota l	143	103

Current
Provision for gratuity (refer note 40)	7	5
Provision for leave encashment	143	84
Share based payment liability (refer note 42(c))	102	—

Total	252	89